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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

        Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -----------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -----------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                         ---------

ITEM 1.  Schedule of Investments.

Worldwide Emerging Markets Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)

Country                              Shares          Securities                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks:
Argentina: 0.9%
                                     150,000         IRSA Inversiones y Representaciones S.A. +                       $   1,882,500
                                                                                                                     ---------------

Brazil: 5.1%
                                     108,000         Cia Vale Do Rio Doce (Sponsored ADR)                                 2,869,560
                                     115,000         Petroleo Brasileiro S.A. (Sponsored ADR)                             5,080,700
                                     125,000         Randon SA Implementos e Participacoes                                  329,465
                                     175,000         Votorantim Celulose e Papel S.A (Sponsored ADR)                      2,275,000
                                                                                                                     ---------------
                                                                                                                         10,554,725
                                                                                                                     ---------------

China: 6.0%
                                     1,426,000       Beauty China Holdings Ltd.                                             798,988
                                       915,000       China International Marine Containers
                                                        Co. Ltd.(Class B)                                                 2,738,190
                                     2,370,000       CNOOC Ltd.                                                           1,276,260
                                     1,400,000       Global Bio-Chem Technology Group Co. Ltd.                              879,560
                                       418,750       Global Bio-Chem Technology Group Co. Ltd.
                                                        Warrants (HKD 9.80, expiring 5/13/07) +                              13,960
                                       350,000       Weichai Power Co. Ltd.                                               1,193,689
                                     1,955,000       Weiqiao Textile Co. Ltd.                                             2,782,347
                                     4,496,000       Yantai North Andre Juice Co. Ltd.                                      415,050
                                     1,604,000       Yanzhou Coal Mining Co. Ltd.                                         2,179,977
                                                                                                                     ---------------
                                                                                                                         12,278,021
                                                                                                                     ---------------

Hong Kong: 5.7%
                                     3,520,000       Chen Hsong Holdings Ltd.                                             1,985,807
                                       820,000       Chitaly Holdings Ltd.                                                  746,472
                                     6,900,000       China Petroleum and Chemical Corporation                             2,786,771
                                     7,932,000       Media Partners International
                                                          Holdings, Inc. +                                                  559,354
                                     3,140,000       Midland Realty Holdings Ltd.                                         1,942,534
                                     1,695,000       Techtronic Industries Co. Ltd.                                       3,748,870
                                                                                                                     ---------------
                                                                                                                         11,769,808
                                                                                                                     ---------------

India: 4.2%
                                        80,000       Bharat Electronics Ltd.                                              1,218,777
                                       310,000       Bharti Tele-Ventures Ltd. +                                          1,468,365
                                         8,500       Jet Airways India Ltd. +                                               236,022
                                       190,000       Reliance Industries Ltd.                                             2,375,326
                                       140,000       Satyam Computer Services Ltd.                                        1,309,595
                                        62,110       Tata Consultancy Services Ltd.                                       2,037,740
                                                                                                                     ---------------
                                                                                                                          8,645,825
                                                                                                                     ---------------

Indonesia: 2.7%
                                     1,900,000       PT Astra International Tbk                                           2,106,653
                                    17,000,000       PT Berlin Laju Tanker Tbk                                            1,543,823
                                     3,800,000       PT Telekomunikasi Indonesia Tbk (Series B)                           1,795,671
                                                                                                                     ---------------
                                                                                                                          5,446,147
                                                                                                                     ---------------

Israel: 1.9%
                                        46,000       Lipman Electronic Engineering Ltd.                                   1,322,040
                                        80,400       Teva Pharmaceutical
                                                        Industries Ltd.(ADR)                                              2,492,400
                                                                                                                     ---------------
                                                                                                                          3,814,440
                                                                                                                     ---------------

Malaysia: 2.8%
                                     1,250,000       Astro All Asia Networks PLC +                                        1,694,079
                                       895,000       MAA Holdings Berhad                                                  1,154,079
                                       520,000       Maxis Communications Berhad                                          1,293,158
                                       328,900       Multi-Purpose Holdings Berhad
                                                        Rights (MYR 1.00, expiring 2/26/09) +                                34,621
                                       600,000       Transmile Group Berhad                                               1,500,000
                                                                                                                     ---------------
                                                                                                                          5,675,937
                                                                                                                     ---------------


Country                              Shares          Securities                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Mexico: 5.5%
                                        60,000       America Movil S.A. de C.V. (Sponsored ADR)                           3,096,000
                                       720,000       Consorcio ARA, S.A. de C.V. +                                        2,387,000
                                     1,063,500       Corporacion GEO S.A. de C.V. (Series B) +                            2,299,434
                                        70,000       Grupo Industrial Saltillo, S.A. de C.V.                                137,875
                                       400,000       Grupo Modelo S.A. de C.V (Series C)                                  1,178,209
                                       620,000       Walmart de Mexico S.A. de C.V (Series V)                             2,175,926
                                                                                                                     ---------------
                                                                                                                         11,274,444
                                                                                                                     ---------------

Philippines: 1.5%
                                        82,000       Philippine Long Distance Telephone
                                                                Company (Sponsored ADR)                                   2,067,220
                                       246,400       SM Investments Corporation +                                         1,025,542
                                                                                                                     ---------------
                                                                                                                          3,092,762
                                                                                                                     ---------------

Russia: 1.9%                           125,000       AO RITEK                                                               581,250
                                        25,000       Lukoil (Sponsored ADR)                                               3,385,000
                                                                                                                     ---------------
                                                                                                                          3,966,250
                                                                                                                     ---------------

Singapore: 3.4%
                                     2,400,000       Citiraya Industries Ltd.*                                              159,913
                                     2,551,000       First Engineering Ltd.                                               1,931,522
                                       250,000       Goodpack Ltd.                                                          189,291
                                        31,250       Goodpack Ltd. Warrants
                                                        (SGD 1.00, expiring 4/13/07) +                                        3,597
                                       535,200       LMA International NV +                                                 291,768
                                     5,112,000       Noble Group Ltd.                                                     4,489,915
                                                                                                                     ---------------
                                                                                                                          7,066,006
                                                                                                                     ---------------

South Africa: 7.2%
                                     1,916,000       African Bank Investments Ltd.                                        5,130,223
                                       240,000       Bidvest Group Ltd.                                                   2,724,387
                                     2,050,000       FirstRand Ltd.                                                       4,381,353
                                        13,500       Impala Platinum Holdings Ltd.                                        1,136,364
                                        90,000       SABMiller PLC                                                        1,414,141
                                                                                                                     ---------------
                                                                                                                         14,786,468
                                                                                                                     ---------------

South Korea: 23.0%
                                        19,200       Cheil Communications, Inc.                                           3,251,994
                                       185,000       Daewoo Heavy Industries and Machinery Ltd.                           1,650,517
                                        90,000       GS Holdings Corp.                                                    2,228,951
                                        84,500       Hyundai Mobis                                                        5,508,518
                                        57,000       Hyundai Motor Co.Ltd.                                                3,087,149
                                       237,707       Insun ENT Co. Ltd.                                                   4,552,832
                                       204,740       Kangwon Land Inc.                                                    3,064,548
                                         1,537       Kookmin Bank (Sponsored ADR)                                            68,627
                                       115,000       Korean Air Lines Co. Ltd.                                            2,242,245
                                        20,000       Korea Zinc Co. Ltd.                                                    667,651
                                       120,000       Kumho Industrial Co. Ltd.                                            1,796,160
                                         5,500       POSCO                                                                1,088,626
                                        55,300       POSCO (Sponsored ADR)                                                2,729,608
                                        15,450       Samsung Electronics Co. Ltd.                                         7,637,518
                                       120,000       SFA Engineering Corp.                                                2,765,140
                                         5,550       Shinsegae Co. Ltd.                                                   1,713,368
                                         7,400       SK Telecom Co. Ltd.                                                  1,246,086
                                       260,000       Taewoong Co. Ltd.                                                    1,989,365
                                                                                                                     ---------------
                                                                                                                         47,288,903
                                                                                                                     ---------------

Taiwan: 12.7%
                                     1,719,499       Advantech Co. Ltd.                                                   3,929,535
                                     2,250,000       Asia Vital Components Co. Ltd.                                       1,856,789
                                       425,000       Basso Industry Corp.                                                 1,085,904
                                     2,160,000       Career Technology (MFG.) Co. Ltd.                                    3,530,756
                                       700,000       High Tech Computer Corp.                                             5,065,702
                                       873,999       Hon Hai Precision Industry Co. Ltd.                                  3,883,700
                                       915,000       Merry Electronics Co. Ltd.                                           2,242,049
                                     1,074,848       Quanta Computer Inc.                                                 1,804,718
                                       900,000       Taiwan Fu Hsing Industrial Co. Ltd.                                  1,031,232
                                       300,000       Tsann Kuen Enterprise Co. Ltd.                                         405,637
                                     1,636,800       Yuanta Core Pacific                                                  1,197,494
                                                                                                                     ---------------
                                                                                                                         26,033,516
                                                                                                                     ---------------


Country                              Shares          Securities                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Thailand: 5.0%
                                    10,250,000       Asian Property Development
                                                        Public Co. Ltd.                                                   1,069,018
                                       605,000       Bangkok Bank Public Co. Ltd.                                         1,561,989
                                     3,400,000       Bumrungrad Hospital Public Co. Ltd.                                  1,451,431
                                     8,550,000       Quality Houses Public Co. Ltd.                                         260,084
                                     4,110,000       Quality Houses Public Co. Ltd.
                                                        Warrants (THB 1.20, expiring 9/11/08) +                              29,417
                                     5,701,500       Minor International Public Co. Ltd.                                    582,975
                                     2,150,000       Shin Corporation Public Co. Ltd.                                     2,157,145
                                       490,000       Siam Cement Public Company Ltd.                                      3,131,391
                                                                                                                     ---------------
                                                                                                                         10,243,450
                                                                                                                     ---------------

Turkey: 0.8%
                                       477,499       Haci Omer Sabanci Holding A.S.                                       1,655,330
                                                                                                                     ---------------

Venezuela: 1.0%
                                       110,000       Compania Anonima Nacional
                                                        Telefonos de Venezuela (ADR)                                      2,081,200
                                                                                                                     ---------------

Total Common Stocks: 91.3%
(Cost: $133,553,925)                                                                                                    187,555,732
                                                                                                                     ---------------

Preferred Stocks:
Brazil: 3.8%                         2,575,000       Caemi Mineracao e Metalurgia S.A. +                                  2,381,224
                                        34,000       Gerdau S.A.                                                            563,909
                                     2,225,803       Itausa Investimentos Itau S.A.                                       4,099,944
                                        19,400       Petroleo Brasileiro S.A.                                               749,199
                                                                                                                     ---------------

Total Preferred Stocks: 3.8%
(Cost: $3,785,101)                                                                                                        7,794,276
                                                                                                                     ---------------


Principal                                            Date of
Amount                                               Maturity                                        Coupon
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations: 4.4%
Repurchase Agreement (Note
Purchased on 3/31/05;
Maturity value $9,024,564
(with State Street Bank &
Trust Co., collateralized by
$9,285,000 Federal Home Loan Bank
3.375% due 2/23/07 with a value
of $9,204,917)
(Cost: $9,024,000)                                   04/01/05                                          2.25%              9,024,000
                                                                                                                     ---------------

Total Investments: 99.5%
(Cost: $146,363,026)                                                                                                    204,374,008
                                                                                                                     ---------------

Other assets less liabilities: 0.5%                                                                                       1,111,758
                                                                                                                     ---------------
Net Assets: 100%                                                                                                      $ 205,485,766
                                                                                                                     ===============


Glossary:

ADR - American Depositary Receipt
+ Non-income producing
* Fair value as determined by a pricing committee under the direction of the Board of Trustees

Summary of Investments by Industry                               % of Net Assets
--------------------------------------------------------------------------------
Advertising                                                                1.9%
Airlines                                                                   1.2%
Auto Parts & Equipment                                                     4.9%
Banks                                                                      2.9%
Beverages                                                                  1.5%
Biotechnology                                                              0.4%
Chemicals                                                                  1.2%
Cosmetics & Personal Care                                                  0.4%
Diversified                                                               10.0%
Diversified Financial Services                                             3.1%
Electronics                                                                7.9%
Energy                                                                     1.1%
Engineering & Construction                                                 0.7%
Environmental Control                                                      2.3%
Forest Products & Paper                                                    1.1%
Hand/Machine Tools                                                         3.3%
Healthcare- Products                                                       0.1%
Healthcare- Services                                                       1.9%
Home Builders                                                              4.0%
Home Furnishing                                                            1.1%
Insurance                                                                  0.6%
Investment Companies                                                       0.5%
Iron/Steel                                                                 2.1%
Lodging                                                                    1.8%
Machinery- Diversified                                                     3.2%
Media                                                                      0.8%
Metal Fabricate/Hardware                                                   1.0%
Mining                                                                     0.9%
Miscellaneous Manufacturer                                                 1.0%
Oil & Gas                                                                  6.7%
Packaging & Containers                                                     1.3%
Real Estate                                                                3.2%
Retail                                                                     2.9%
Software                                                                   1.6%
Technology                                                                 6.8%
Telecommunications                                                         7.4%
Textiles                                                                   1.4%
Transportation                                                             0.9%
Short-Term Obligation                                                      4.4%
Other assets less liabilities                                              0.5%
                                                                      ----------
                                                                         100.0%
                                                                      ==========

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Emerging Markets Fund


By Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer,
     Worldwide Emerging Markets Fund
     --------------------------------------------------

Date May 27, 2005
     -------------


By   /s/ Bruce J. Smith, Chief Financial Officer,
     Worldwide Emerging Markets Fund
     ---------------------------------------------------

Date May 27, 2005
     -------------